UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:      December 31, 2005
                                                    ---------------------


Check here if Amendment [|_|]; Amendment Number:
                                                   ---------
This Amendment (Check only one.):    [|_|] is a restatement.
                                     [|_|] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Strome Investment Management, L.P.
                 ---------------------------------------------------------------
Address:         100 Wilshire Blvd., 15th Floor
                 ---------------------------------------------------------------
                 Santa Monica, CA 90401
                 ---------------------------------------------------------------

                 ---------------------------------------------------------------

Form 13F File Number:  28-    04963
                              -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Elizabeth Greenwood
                 ---------------------------------------------------------------
Title:           Chief Compliance Officer
                 ---------------------------------------------------------------
Phone:           310-917-6600
                 ---------------------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Elizabeth Greenwood            Santa Monica, CA            02/13/2006
-----------------------------    --------------------------    ----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[|X|] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[|_|] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[|_|] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 0
                                                  -------------------------
Form 13F Information Table Entry Total:                           50
                                                  -------------------------
Form 13F Information Table value Total:         $             52,348
                                                  -------------------------
                                                        (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                                              Investment                Voting
                                                                                              Discretion               Authority
                                                      Value      Share/               ______________________________________________
Name of Issuer /                   Title    Cusip    (x$1000)     Prn    Share/ Put/                    Other
Underlyer Description             of Class                       Amount   Prn   Call  Sole     Shared    Mgrs   Sole   Shared   None
____________________________________________________________________________________________________________________________________
ACADIA PHARMACEUTICALS INC. CMN     COM   004225108       493     50,000  SH            50,000                   50,000
ALLIED HEALTHCARE INTL INC. CMN     COM   01923A109       426     69,300  SH            69,300                   69,300
BARRICK GOLD CORP CMN               COM   067901108     5,574    200,000  SH           200,000                  200,000
BIOCRYST PHARMACEUTICALS INC CMN    COM   09058V103     1,675    100,000  SH           100,000                  100,000
CARDIOME PHARMA CORPORATION CMN     COM   14159U202       768     76,000  SH            76,000                   76,000
CHESAPEAKE ENERGY CORPORATION CMN   COM   165167107     3,173    100,000  SH           100,000                  100,000
COPANO ENERGY, L.L.C. CMN           COM   217202100     2,067     52,930  SH            52,930                   52,930
CROSSTEX ENERGY LP CMN              COM   22765U102     2,556     75,000  SH            75,000                   75,000
CROSSTEX ENERGY, INC. CMN           COM   22765Y104     3,153     50,000  SH            50,000                   50,000
DISCOVERY HOLDING CO CMN CLASS A    COM   25468Y107     1,515    100,000  SH           100,000                  100,000
ENTERPRISE GP HOLDINGS L.P. CMN     COM   293716106     1,886     50,000  SH            50,000                   50,000
GTC BIOTHERAPEUTICS INC CMN         COM   36238T104       328    200,000  SH           200,000                  200,000
GENENTECH INC. CMN                 CALL   368710406     4,625        500  SH    CALL       500                      500
GENENTECH INC. CMN                 CALL   368710406     4,625        500  SH    CALL       500                      500
GERON CORPORATION CMN               COM   374163103     3,014    350,000  SH           350,000                  350,000
GLAMIS GOLD LTD CMN                 COM   376775102     2,748    100,000  SH           100,000                  100,000
GOOGLE, INC. CMN CLASS A           CALL   38259P508    20,743        500  SH    CALL       500                      500
GOOGLE, INC. CMN CLASS A           CALL   38259P508    20,743        500  SH    CALL       500                      500
GOOGLE, INC. CMN CLASS A           CALL   38259P508    62,229      1,500  SH    CALL     1,500                    1,500
GOOGLE, INC. CMN CLASS A            PUT   38259P508   (82,972)     2,000  SH    PUT      2,000                    2,000
GOOGLE, INC. CMN CLASS A            PUT   38259P508   (82,972)     2,000  SH    PUT      2,000                    2,000
IMMUNOMEDICS INC CMN                COM   452907108     1,460    500,000  SH           500,000                  500,000
INDEVUS PHARMACEUTICALS INC CMN     COM   454072109     2,690    500,000  SH           500,000                  500,000
INERGY HOLDINGS, L.P. CMN           COM   45661Q107     2,161     60,000  SH            60,000                   60,000
K-SEA TRANSPORTATION PARTNERS CMN   COM   48268Y101       874     25,000  SH            25,000                   25,000
KERR-MCGEE CORPORATION CMN          COM   492386107     1,817     20,000  SH            20,000                   20,000
MAGELLAN MIDSTREAM PARTNERS LP CMN  COM   559080106     4,190    130,000  SH           130,000                  130,000
MEDAREX INC CMN                     COM   583916101     6,925    500,000  SH           500,000                  500,000
NATURAL RESOURCE PARTNERS CMN       COM   63900P103     2,513     50,000  SH            50,000                   50,000
OCCIDENTAL PETROLEUM CORP CMN       COM   674599105     2,396     30,000  SH            30,000                   30,000
PACIFIC ENERGY PARTNERS L P CMN     COM   69422R105     1,175     40,000  SH            40,000                   40,000
PARTICLE DRILLING TECHNOLOGIES CMN  COM   70212G101     1,482    302,554  SH           302,554                  302,554
PATIENT SAFETY TECHS INC CMN        COM   70322H106       115     25,000  SH            25,000                   25,000
PETROHAWK ENERGY CORP CMN           COM   716495106     1,322    100,000  SH           100,000                  100,000
PLAINS ALL AMERICAN PIPELINE L.P.
  COMMON UNITS                      COM   726503105     2,968     75,000  SH            75,000                   75,000
PROGENICS PHARMACEUTICALS INC CMN   COM   743187106     2,501    100,000  SH           100,000                  100,000
SCHERING-PLOUGH CORP CMN            COM   806605101     4,170    200,000  SH           200,000                  200,000
AMEX FINANCIAL SELECT INDEX MARKET
  INDEX                             PUT   81369Y605    (7,918)     2,500  SH    PUT      2,500                    2,500
AMEX FINANCIAL SELECT INDEX MARKET
  INDEX                             PUT   81369Y605    (7,918)     2,500  SH    PUT      2,500                    2,500
AMEX FINANCIAL SELECT INDEX MARKET
  INDEX                             PUT   81369Y605   (15,835)     5,000  SH    PUT      5,000                    5,000
SEMICONDUCTOR HOLDERS TRUST
  DEPOSITORY RECEIPTS              CALL   816636203     9,160      2,500  SH    CALL     2,500                    2,500
TALISMAN ENERGY INC. CMN            COM   87425E103     5,633    106,530  SH           106,530                  106,530
TRANSMONTAIGNE PARTNERS L.P. CMN    COM   89376V100       919     35,000  SH            35,000                   35,000
VALERO ENERGY CORPORATION CMN       COM   91913Y100     2,580     50,000  SH            50,000                   50,000
WILLIAMS PARTNERS L. P. CMN         COM   96950F104     3,115    100,000  SH           100,000                  100,000
YAHOO! INC CMN                     CALL   984332106    15,672      4,000  SH    CALL     4,000                    4,000
YAHOO! INC CMN                     CALL   984332106    19,590      5,000  SH    CALL     5,000                    5,000
TRANSOCEAN INC. CMN                 COM   G90078109     5,227     75,000  SH            75,000                   75,000
TEEKAY LNG PARTNERS LP CMN          COM   Y8564M105     2,962    100,000  SH           100,000                  100,000
NEWMONT MINING                      COM   651639106     4,005     75,000  SH            75,000                   75,000